Other Expenses - Summary of Other Expenses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Statement [line items]
Impairment losses on equity method investments	[1]	¥ 116,497	¥ 23,565
The Bank Of East Asia Limited [Member]
Statement [line items]
Impairment losses on equity method investments		¥ 106,348

[1]	For the six months ended September 30, 2019, the Group recognized an impairment loss of ¥106,348 million on investments in associates and joint ventures, due to the decline in the stock price of its equity-method associate, The Bank of East Asia, Limited.